CONVERTIBLE LOAN (Details) (Convertible loan, USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2013	May 31, 2012
Convertible loan
Convertible loans
Face amount		$ 2,000
Annual interest rate (as a percent)		8.00%
Repayment of loan and accrued interest	$ 2,300